Debt - Promissory Notes (Details) - USD ($) $ in Thousands						1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 12, 2021	Dec. 23, 2020	Jul. 23, 2020	Dec. 19, 2019	Mar. 14, 2017	Dec. 31, 2020	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Nov. 01, 2018
Debt
Amount borrowed				$ 3,000
Interest rate (stated)				3.00%
Current portion of long-term debt (includes $0 and $11,659 at fair value, respectively)						$ 4,746					$ 4,746	$ 20,461	$ 7,480
Warrants issued on conversion				403,101
Interest rate on the event of default				25.00%
Proceeds from debt issuance, net of fees				$ 3,000						$ 1,940	66,190	31,300
Amount outstanding						47,983					47,983	49,461	50,104
Loans assumed			$ 398
Variable interest rate			1.00%
Loss on extinguishment of debt										$ (247)	5,748	(483)
Loan Proceeds Remain outstanding, Termination of Merger [Member]
Debt
Amount borrowed														$ 1,100
Interest rate (stated)														2.55%
Amount outstanding		$ 1,077										1,059
Unpaid interest		4
Loan Proceeds Remain outstanding, Acceleration of Loan Due To Event of Default, Termination of Merger [Member]
Debt
Interest rate on the event of default					6.00%
Proceeds from debt issuance, net of fees					$ 185
Amount outstanding		185										185
Loss on extinguishment of debt		0
Unpaid interest		75
Paycheck Protection Program, Cares Act Loans [Member]
Debt
Interest rate (stated)									1.00%
Proceeds from debt issuance, net of fees									$ 8,139
Debt instrument term									2 years
Amount outstanding						$ 8,139					8,139		$ 8,317
Loans assumed	$ 2,026
Variable interest rate	1.00%
Twenty Twenty Promissory Notes [Member]
Debt
Variable interest rate						12.00%
Repayments of debt		10,000
Repayment of loan		12,063
Adjustments to additional		564
Convertible debt with conversion feature		5,772
Loss on extinguishment of debt		5,047
Unpaid interest		2,000
Interest amount		63
Loan Agreement With Cantor Fitzgerald Securities [Member]
Debt
Proceeds from debt issuance, net of fees							$ 5,000	$ 10,000
Restricted cash							$ 5,000
Series C Redeemable Convertible Preferred Stock
Debt
Warrants grant date fair value						$ 300					300
Amount outstanding												$ 37
Repayments of debt		3,381
Repayment of loan		4,424
Loss on extinguishment of debt											$ 2,532
Unpaid interest		1,000
Interest amount		$ 43
Series C Redeemable Convertible Preferred Stock | Twenty Twenty Promissory Notes [Member]
Debt
Amount borrowed								$ 1,000
Warrants issued on conversion								51,502
Debt instrument term								1 year